Note 24 - Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade receivables	$ 4,671	$ 4,038
Other financial assets	8,458	11,326
Silver future derivatives	2,038
Carrying value [member]
Statement Line Items [Line Items]
Trade receivables	2,559	1,847
Other financial assets	6,420	11,326
Silver future derivatives	2,038
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Trade receivables
Other financial assets	6,420	11,326
Silver future derivatives	2,038
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Trade receivables	2,559	1,847
Other financial assets
Silver future derivatives